Supplemental Financial Statement Information (Schedule Of Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 3,068	$ 3,175	$ 2,419
Cash paid for Bakken Pipeline Transaction	(835)	(2,367)	(405)
Proceeds from the sale of other assets	26	62	89
Contributions to unconsolidated affiliates	45	334	3
Capital expenditures	(9,386)	(5,381)	(3,505)
Net cash used in investing activities	(10,094)	(6,795)	(2,347)
Proceeds from borrowings	26,455	18,375	12,934
Repayments of long-term debt	(19,828)	(13,886)	(11,951)
Distributions to partners	(1,090)	(821)	(733)
Redemption of Preferred Units	0	0	(340)
Units repurchased under buyback program	(1,064)	(1,000)	0
Debt issuance costs	(75)	(77)	(87)
Net cash provided by financing activities	6,785	3,877	146
Increase (decrease) in cash and cash equivalents	(241)	257	218
Cash and cash equivalents, beginning of period	847	590	372
Cash and cash equivalents, end of period	606	847	590
Parent Company [Member]
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	1,103	816	768
Cash paid for Bakken Pipeline Transaction	(817)	0	0
Proceeds from the sale of other assets	0	0	1,332
Contributions to unconsolidated affiliates	0	118	8
Capital expenditures	(19)	0	0
Payments to Acquire Additional Interest in Subsidiaries	0	(800)	0
Payments received on note receivable from affiliate	0	0	166
Net cash used in investing activities	(836)	(918)	1,490
Proceeds from borrowings	3,672	3,020	2,080
Repayments of long-term debt	(1,985)	(1,142)	(3,235)
Distributions to partners	(1,090)	(821)	(733)
Proceeds from Related Party Debt	210	54	0
Redemption of Preferred Units	0	0	(340)
Units repurchased under buyback program	(1,064)	(1,000)	0
Debt issuance costs	(11)	(15)	(31)
Net cash provided by financing activities	(268)	96	(2,259)
Increase (decrease) in cash and cash equivalents	(1)	(6)	(1)
Cash and cash equivalents, beginning of period	2	8
Cash and cash equivalents, end of period	$ 1	$ 2	$ 8